Banking borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Banking Borrowings
Banking borrowings-short-term	$ 4,268,154	¥ 30,000,000	¥ 15,000,000
Total	$ 4,268,154	¥ 30,000,000	¥ 15,000,000